Warrants (Details)							3 Months Ended				6 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 17, 2024 USD ($) $ / shares shares	Jul. 31, 2023 $ / shares shares	Jul. 18, 2023 USD ($) $ / shares	Mar. 30, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($)		Jun. 29, 2023 USD ($)	Dec. 29, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) shares		Jan. 31, 2025 shares	Sep. 09, 2024 shares	Apr. 30, 2024 USD ($)	Oct. 31, 2023 shares	Nov. 30, 2022 $ / shares shares	Feb. 28, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	Aug. 31, 2021 $ / shares shares	May 31, 2021 $ / shares shares	Jan. 31, 2020 $ / shares shares	Jul. 31, 2016 $ / shares shares	Feb. 29, 2016 $ / shares shares
Warrants [Line Items]
Warrant to purchase shares | shares							236,196
Fair value of warrant (in Dollars)		$ 7,300,000	$ 6,600,000				$ 1,092,000		$ (7,246,000)			$ (2,921,000)		$ (29,310,000)
Other expense net (in Dollars)							$ 100,000		0		$ 2,000,000			$ 30,700,000
Outstanding warrants | shares							25,670,265					31,670,265		27,637,266
Common stock issued percentage					2.795%
Gain on extinguishment of debt (in Dollars)														$ (10,338,000)
Warrant expire period							July 2028					July 2028
Convertible note issued (in Dollars)														$ 61,937,000
Expected volatility														77.00%
Other expense (in Dollars)												9,500,000
Other income (expense), net (in Dollars)							$ 7,494,000	[1]	3,568,000	[1]		16,223,000	[2]	$ 14,033,000	[2]
Additional paid in capital (in Dollars)												$ 16,400,000
Carlyle Warrant Agreement [Member]
Warrants [Line Items]
Warrant to purchase shares | shares					2,745,879							2,745,879
Outstanding warrant to purchase | shares					1,995,879							1,995,879
Series C-1 Warrants [Member]
Warrants [Line Items]
Debt discount (in Dollars)	$ 900,000
Private Placement Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)							$ 1,000,000
Public Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)									500,000
Working Capital Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)												$ 80,000.00		10,000.00
Working capital warrants | shares							716,668					716,668
Other expense net (in Dollars)							$ 100,000		100,000			$ 100,000		$ 70,000.00
Carlyle Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares					1,995,879									2,190,604							2,886,952
Warrant exercise price (in Dollars per share) | $ / shares												$ 0.01
Other expense net (in Dollars)												$ 2,900,000		$ 14,400,000
Number of share exercisable | shares																					1,995,879
Outstanding warrants | shares					1,995,879
Common stock outstanding percentage					2.795%
Warrant issued shares | shares		4,936,483
Gain on extinguishment of debt (in Dollars)		$ 700,000										$ 700,000
Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares | shares					1,995,879							3,427,324
Fair value of warrant (in Dollars)														9,500,000
Outstanding warrants | shares												24,148
Warrant expired term					Jul. 18, 2030		Jul. 18, 2030
Reduction to additional paid-in capital (in Dollars)							$ 7,300,000					$ 10,900,000
Other income (expense), net (in Dollars)														$ 14,400,000
Carlyle Warrant Agreement [Member]
Warrants [Line Items]
Other expense net (in Dollars)									3,100,000
Other income, net (in Dollars)									$ 6,400,000
Series D-7 Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																			1,376,414
Fair value of warrant (in Dollars)						$ 2,400,000
Other expense net (in Dollars)												1,300,000
Warrant liability (in Dollars)		$ 7,300,000																$ 1,300,000
Modification Warrant [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)							$ 7,300,000					20,400,000
Series B Warrants [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares							$ 4.3																				$ 4.3
Fair value of warrant (in Dollars)						100,000	$ 100,000
Series C Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																										148,477
Warrant exercise price (in Dollars per share) | $ / shares																										$ 1
Fair value of warrant (in Dollars)						$ 2,300,000
Series C-1 Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																									173,067
Warrant exercise price (in Dollars per share) | $ / shares																									$ 0.01
Fair value of warrant (in Dollars)	1,400,000											100,000
Convertible note issued (in Dollars)	$ 500,000						$ 500,000
SVB Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																							2,525	2,473
Warrant exercise price (in Dollars per share) | $ / shares																							$ 0.62	$ 0.38
Promissory Note Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																						24,148
Warrant exercise price (in Dollars per share) | $ / shares																						$ 0.01
July 2023 Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares					38,981
Warrant exercise price (in Dollars per share) | $ / shares					$ 0.01
Fair value of warrant (in Dollars)												$ 200,000
Warrant Consideration [Member]
Warrants [Line Items]
Warrant to purchase shares | shares					6,266,572							6,266,572
Warrant exercise price (in Dollars per share) | $ / shares					$ 11.5							$ 11.5
Warrant term					10 years							10 years
Ayna Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares | shares				6,000,000												60,000	6,000,000
Warrant exercise price (in Dollars per share) | $ / shares				$ 0.01			$ 0.01					$ 0.01
Fair value of warrant (in Dollars)				$ 9,200,000								$ 9,200,000
Warrant expire period							June 17, 2029
Recognized expenses (in Dollars)												9,200,000
Additional paid in capital (in Dollars)												9,200,000
Cantor Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares | shares	3,066,141
Warrant exercise price (in Dollars per share) | $ / shares	$ 1.68
Warrant term	5 years
Replacement warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																			656,630
Liability-Classified Warrant [Member]
Warrants [Line Items]
Reduction to additional paid-in capital (in Dollars)												7,300,000
Other expense (in Dollars)												$ 7,300,000
Class A Common Stock Equals or Exceeds Threshold Two [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares												$ 0.01
Volatility Rate [Member]
Warrants [Line Items]
Expected volatility	55.00%
Warrant assumption	55
Risk-Free Interest Rate [Member]
Warrants [Line Items]
Risk-free interest rate	4.20%
Warrant assumption	4.2
Measurement Input, Expected Term [Member]
Warrants [Line Items]
Expected term	5 years
Ten Days [Member]
Warrants [Line Items]
Warrant vesting shares | shares																			350,000
Ten Days [Member] | Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares | shares					350,000
Thirty Days [Member]
Warrants [Line Items]
Warrant vesting shares | shares																			150,000
Thirty Days [Member] | Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares | shares					150,000
Ninety Days [Member] | Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares | shares					250,000
Common Stock [Member]
Warrants [Line Items]
Common stock price (in Dollars per share) | $ / shares					$ 0.01
Warrant issued shares | shares														3,676,470
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Common stock price (in Dollars per share) | $ / shares					$ 0.01																$ 0.01
Common Class A [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares							6,266,667					6,266,667
Warrant exercise price (in Dollars per share) | $ / shares							$ 11.5					$ 11.5
Common Class A [Member] | Public Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares							8,625,000					8,625,000
Warrant exercise price (in Dollars per share) | $ / shares							$ 11.5					$ 11.5
Series B Preferred Stock [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																											5,054
Series C Preferred Stock [Member]
Warrants [Line Items]
Number of share exercisable | shares																										482,969
Series D-7 Preferred Stock [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																				656,630
Warrant exercise price (in Dollars per share) | $ / shares																				$ 2.04
Series D-7 Preferred Stock [Member] | Replacements Warrants [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																				$ 4.09
Series D-7 Preferred Stock [Member] | First Tranche [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																				518,752
Warrant exercise price (in Dollars per share) | $ / shares																				$ 2.5
Series D-7 Preferred Stock [Member] | Second Tranche [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																				137,878
Warrant exercise price (in Dollars per share) | $ / shares																				$ 5
Common Stock for the First Tranche [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares						$ 2.5
Common Stock for the Second Tranche [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares						$ 5
Previously Reported [Member] | Promissory Note Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares | shares																						50,000
Black-Scholes model [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)												$ 3,400,000
Black-Scholes model [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)												$ 20,400,000
Black-Scholes model [Member] | Risk-Free Interest Rate [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Warrant assumption												3.9
Black-Scholes model [Member] | Measurement Input, Expected Term [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Warrant assumption												7
Black-Scholes model [Member] | Measurement Input, Price Volatility [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Warrant assumption												77
Black-Scholes model [Member] | Measurement Input, Expected Dividend Rate [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Warrant assumption
Private warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)							$ 900,000
Private warrants [Member] | Warrant [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)							$ 1,400,000					$ 1,200,000		$ 6,400,000
Public Warrants [Member] | Warrant [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)												1,500,000		$ 300,000
Private Placement Warrants [Member] | Warrant [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)												$ 300,000

[1]	Includes related party interest expense and amortization of debt issuance costs of $2.0 million and $2.7 million in the thirteen weeks ended March 30, 2025, and March 31, 2024, respectively.
[2]	Includes interest expense to related parties of $7.6 million and $0.4 million during the fiscal years ended December 29, 2024 and December 31, 2023, respectively. Refer to Note 15 - Borrowings and Derivative Liabilities for details.